Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 757	€ 733	€ 874
Adjustments for prior years	5	(20)	(145)
Total current tax expense (benefit)	762	713	729
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	(71)	316	(113)
Effect of changes in tax law and/or tax rate	(9)	(6)	1,437
Adjustments for prior years	1,948	(34)	(90)
Total deferred tax expense (benefit)	1,868	276	1,234
Total income tax expense (benefit)	€ 2,630	€ 989	€ 1,963